Operating profit - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Operating Profit [line items]
Net foreign exchange gains (losses)	£ (13.0)	£ (11.0)	£ (11.0)
Gain on disposal of interest in associates	6.0	1.0	0.0
Major restructuring costs	353.0	382.0	321.0
Reporting accountant work performed in connection with consumer healthcare demerger
Disclosure of Operating Profit [line items]
Auditor's remuneration for other services	0.0	0.0	4.4
Liquidation or disposal of interest in associates
Disclosure of Operating Profit [line items]
Gain on disposal of interest in associates	0.0	0.0
Liquidation or disposal of overseas subsidiary
Disclosure of Operating Profit [line items]
Net foreign exchange gains (losses)	£ 87.0	£ 34.0	£ (2.0)